Pension plans (Tables)	9 Months Ended
Sep. 30, 2011
Pension plans
Pension costs

	Three-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Three-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Three-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	19	8
Interest cost on projected benefit obligation	104	92	26
Expected return on assets	(159)	(83)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(55)	41	25

	Nine-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87

	Nine-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	51	20
Interest cost on projected benefit obligation	244	270	74
Expected return on assets	(392)	(245)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(148)	89	85